Aircraft and Aircraft Engines Held for Lease or Sale	3 Months Ended
Mar. 31, 2013
Aircraft and Aircraft Engines Held for Lease or Sale [Abstract]
Aircraft and Aircraft Engines Held for Lease or Sale
2.	Aircraft and Aircraft Engines Held for Lease or Sale

(a)	Assets Held for Lease

At March 31, 2013 and December 31, 2012, the Company's aircraft and aircraft engines, which were on lease or held for lease consisted of the following:

	March 31, 2013		December 31, 2012
	Number	% of net	Number	% of net
Model	owned	book value	owned	book value

Bombardier Dash-8-300	9	25%	9	25%
Fokker 100	7	22%	7	22%
Bombardier Dash-8-Q400	3	19%	3	19%
Fokker 50	12	13%	13	14%
General Electric CF34-8E5 engine	3	7%	3	7%
Saab 340B	4	4%	5	5%
Saab 340B Plus	4	6%	4	6%
deHavilland DHC-8-100	1	1%	1	1%
deHavilland DHC-6	1	1%	1	1%
Tay 650-15 engine	2	1%	-	-
General Electric CT7-9B engine	2	1%	1	-
Saab 340A	1	-	1	-

Net book value excludes the Company's Saab 340A aircraft and one of its General Electric CT7-9B engines, which are subject to finance leases.

During the first quarter of 2013, the Company sold a Fokker 50 aircraft and recorded a gain of $218,200. During the first quarter of 2013, the Company used cash of $1,766,400 for the purchase and capital improvement of aircraft and engines, and for acquisition costs related to two aircraft purchased in late 2012.

During the first quarter of 2013, the Company extended the leases for six of its aircraft.  The Company also signed a letter of intent for the lease of three of its off-lease Fokker 100 aircraft and subsequently received an initial security deposit.

At March 31, 2013, fourteen of the Company's assets, comprised of four Fokker 50 aircraft, three Saab 340B aircraft, four Fokker 100 aircraft, two Tay 650-15 engines and one General Electric CT7-9B engine, were off lease. Except for the two Tay 650-15 engines, the Company is seeking re-lease opportunities for the off-lease assets, which represented 21% of the net book value of the Company's aircraft and engines at March 31, 2013.  The Tay 650-15 engines, which were acquired during the first quarter of 2013, are held as spares and used in connection with required maintenance on the Company's Fokker 100 aircraft.

In January 2013, the lessee of two of the Company's Fokker 100 aircraft filed for bankruptcy and returned the aircraft prior to the scheduled lease expirations in March 2013.  The Company held $660,000 of security deposits and $6,528,500 received from the original lessee when the leases on the two aircraft were assigned to the new lessee upon the sale of the original lessee's assets in 2012.  A portion of the security deposits was applied to rent due in January and the balance was recognized as other income.  The $6,528,500 was recognized as maintenance reserves revenue upon termination of the leases in the first quarter of 2013 in connection with the new lessee's bankruptcy.

In January 2013, the Company received notice that a vendor contracted by one of the Company's former customers, which filed for bankruptcy in April 2012, had filed suit against the Company to enforce a mechanics lien placed on the aircraft by the vendor for unpaid maintenance work.  The Company intends to contest the basis for the Company's liability for the amount claimed, as well as the validity of the amount of the lien.  The Company believes that if the litigation is not resolved in the Company's favor, there will not be a material adverse effect on the Company's financial condition or results of operations.

In February 2013, the Company and the lessee for one of the Company's aircraft reached a settlement in connection with litigation initiated by the lessee in 2012 regarding the return of the aircraft.  Pursuant to the settlement, the Company and the lessee have agreed to a sale of the aircraft to the lessee.  The Company has received a non-refundable deposit and expects the sale to be completed in the second quarter of 2013.

(b)	Assets Held for Sale

Assets held for sale consist of two Saab 340B airframes and one General Electric CT7-9B engine.  The airframes are expected to be sold pursuant to consignment agreements executed with a maintenance vendor.  During the first quarter of 2013, the Company realized $36,000 of proceeds from sales of airframe parts.  The Company is seeking sales opportunities for the engine.